Share Based Compensation and Benefit Plans - Options Exercised During the Periods (Details) - Share-Based Payment Arrangement, Option - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Intrinsic value	$ 99	$ 352	$ 761
Cash proceeds received	12	198	131
Tax benefit realized	$ 21	$ 74	$ 160